Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund - Fidelity Stock Selector Mid Cap Fund
Jan. 28, 2023
Bar Chart Table:
Annual Return 2013	31.17%
Annual Return 2014	10.18%
Annual Return 2015	(3.30%)
Annual Return 2016	10.65%
Annual Return 2017	20.12%
Annual Return 2018	(8.58%)
Annual Return 2019	29.59%
Annual Return 2020	13.05%
Annual Return 2021	23.25%
Annual Return 2022	(13.89%)